Segment reporting - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 40,366	€ 28,360	€ 21,391
Non-current assets	18,741	24,926	6,445
Germany
Disclosure of operating segments [line items]
Revenue	742	194	0
Non-current assets	4,896	3,796	2,017
Europe
Disclosure of operating segments [line items]
Revenue	0	2	1,646
USA
Disclosure of operating segments [line items]
Revenue	39,624	28,164	19,745
Non-current assets	12,539	20,216	3,558
Czech Republic
Disclosure of operating segments [line items]
Non-current assets	€ 1,306	€ 914	€ 870